General and administrative expenses	12 Months Ended
Dec. 31, 2018
General and Administrative Expense [Abstract]
General and administrative expenses
47.	General and administrative expenses

General and administrative expenses for the years ended December 31, 2016, 2017 and 2018 are as follows:

	2016		2017	2018
Employee benefits:
Salaries	~~W~~	2,515,492	2,668,224	2,736,604
Severance benefits:
Defined contribution		22,007	21,040	23,745
Defined benefit		181,703	173,080	133,749
Termination benefits		106,833	285,158	115,275

		2,826,035	3,147,502	3,009,373

Rent		340,504	336,124	357,981
Entertainment		31,409	29,039	30,442
Depreciation		177,405	173,541	171,771
Amortization		74,222	66,860	73,575
Taxes and dues		164,177	165,689	176,133
Advertising		292,552	271,819	287,688
Research		14,070	14,093	13,928
Others		588,201	606,531	620,684

	~~W~~	4,508,575	4,811,198	4,741,575